UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
2018 was a volatile year for U.S. equities with the market eventually ending the year in negative territory. The year began strongly, supported by the fiscal stimulus package announced in late 2017 which boosted growth through cuts in both corporate and income tax and also through increased incentives for investment. The package, combined with further fiscal spending plans announced in the spring was forecast to increase U.S. growth by approx. 1% over the course of 2018 and 2019. The reduction in the U.S. corporate tax rate to 21% was a particular boost for U.S. earnings and resulted in forecasts for U.S. corporate earnings growth being significantly revised higher to over 20% for the year. Mid cap stocks were seen as relative beneficiaries of the reduction in the corporate tax rate given their greater domestic exposure compared to large cap stocks.
While the fiscal packages provided a positive backdrop for the U.S. equity market and helped contribute to the initial gains, a number of issues arose through the year which led to occasional setbacks in the market and ultimately caused U.S. equities to end the year down following a particularly weak fourth quarter.
In February, concerns about potentially higher interest rates and bond yields following a larger than expected rise in wage inflation caused equity markets to give up their early year gains. The continued positive domestic growth backdrop and eventual easing of inflation concerns however enabled the market to recover and begin to move higher again through the second quarter. Rising concerns regarding the possible outbreak of a global trade war following the announcement of various tariffs by the U.S. on a range of imports from a number of trading partners contributed to a number of declines in the market through the summer months. Despite these concerns, the overriding positive growth and earnings backdrop enabled the market to reach new all time highs in late September.
The fourth quarter however proved to be a difficult time for the equity market. With the U.S. Federal Reserve suggesting it would continue to raise interest rates, investors began to fear the Federal Reserve was potentially making a policy mistake by raising rates too aggressively to a level which could cause a recession. Fears of a possible recession were exacerbated by the emergence of softer U.S. economic data towards year end. Investor anxiety increased further as downward revisions to earnings forecasts became apparent while the government shut down in late December also negatively impacted sentiment. Following the worst December for the equity market since the 1930s, the S&P 500® Index eventually ended the year in negative territory.
The Great-West S&P Mid Cap 400® Index Fund (Institutional Class shares) returned -11.22% net of fees compared to -11.08% for its benchmark index, the S&P MidCap 400 Index. The index underperformed both the S&P 500 Index and the S&P SmallCap 600® Index. These indices posted returns of -4.38% and -8.48% respectively. Mid cap companies were initially supported by the reductions in corporate taxes enacted under the new Trump administration as well as the positive economic backdrop present at the start of the year. A stronger dollar through much of the year was a relative positive for mid cap stocks given the larger export exposure among large cap stocks. However, as the market environment soured and growth expectations fell towards year-end, mid caps were punished disproportionately, with the S&P Small Cap 600 Index falling -18.89% from its peak in August to year-end.

The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 (inception) through December 31, 2011.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-11.22%	N/A	4.32%
Investor Class	-11.56%	5.43%	8.82%
Class L	-11.75%	N/A	-0.62%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 20, 2011.
(c) Class L inception date was April 7, 2017.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.26%
Industrial	17.19
Consumer, Non-cyclical	15.21
Consumer, Cyclical	11.81
Technology	8.71
Utilities	4.94
Basic Materials	4.42
Energy	3.81
Communications	3.42
Short Term Investments	7.23
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 858.50	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.97
Investor Class
Actual	$1,000.00	$ 857.00	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.80
Class L
Actual	$1,000.00	$ 856.50	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.78% for the Class L shares, multiplied by the average account value over the period, multiplied by 185 /365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.71%
60,192	Allegheny Technologies Inc(a)	$ 1,310,380
30,474	Ashland Global Holdings Inc	2,162,435
28,817	Cabot Corp	1,237,402
23,913	Carpenter Technology Corp	851,542
84,490	Chemours Co	2,384,308
55,936	Commercial Metals Co	896,095
17,608	Compass Minerals International Inc(b)	734,078
31,592	Domtar Corp	1,109,827
17,895	Minerals Technologies Inc	918,729
4,278	NewMarket Corp	1,762,921
82,436	Olin Corp	1,657,788
39,572	PolyOne Corp	1,131,759
35,061	Reliance Steel & Aluminum Co	2,495,291
32,011	Royal Gold Inc	2,741,742
64,763	RPM International Inc	3,806,769
19,906	Sensient Technologies Corp	1,111,750
112,626	Steel Dynamics Inc	3,383,285
84,350	United States Steel Corp	1,538,544
91,904	Valvoline Inc	1,778,343
52,181	Versum Materials Inc	1,446,457
		34,459,445
Communications — 3.65%
21,571	AMC Networks Inc Class A(a)	1,183,816
80,790	ARRIS International PLC(a)	2,469,750
2,482	Cable One Inc	2,035,488
29,310	Cars.com Inc(a)(b)	630,165
69,818	Ciena Corp(a)	2,367,528
18,558	FactSet Research Systems Inc	3,714,013
16,143	InterDigital Inc	1,072,380
21,911	John Wiley & Sons Inc Class A	1,029,160
25,505	LogMeIn Inc	2,080,443
20,009	Meredith Corp(b)	1,039,267
69,159	New York Times Co Class A	1,541,554
15,699	Plantronics Inc	519,637
101,300	Tegna Inc	1,101,131
45,371	Telephone & Data Systems Inc	1,476,372
26,682	ViaSat Inc(a)(b)	1,572,904
21,200	World Wrestling Entertainment Inc Class A	1,584,064
36,317	Yelp Inc(a)	1,270,732
		26,688,404
Consumer, Cyclical — 12.59%
40,110	Adient PLC	604,057
82,960	American Eagle Outfitters Inc	1,603,617
27,400	AutoNation Inc(a)	978,180
66,180	Bed Bath & Beyond Inc(b)	749,158
19,536	Big Lots Inc	564,981
38,000	Boyd Gaming Corp	789,640
18,600	Brinker International Inc	818,028
42,336	Brunswick Corp	1,966,507
22,945	Carter's Inc	1,872,771
18,178	Casey's General Stores Inc	2,329,329
19,665	Cheesecake Factory Inc	855,624
Shares		Fair Value
Consumer, Cyclical — (continued)
5,728	Churchill Downs Inc	$ 1,397,288
52,081	Cinemark Holdings Inc	1,864,500
11,774	Cracker Barrel Old Country Store Inc	1,882,192
73,686	Dana Inc	1,004,340
14,537	Deckers Outdoor Corp(a)	1,860,009
41,650	Delphi Technologies PLC	596,428
34,752	Dick's Sporting Goods Inc	1,084,262
8,937	Dillard's Inc Class A(b)	538,990
20,311	Domino's Pizza Inc	5,036,925
40,375	Dunkin' Brands Group Inc	2,588,845
31,282	Eldorado Resorts Inc(a)	1,132,721
27,365	Five Below Inc(a)	2,799,987
28,174	Herman Miller Inc	852,263
20,738	HNI Corp	734,747
11,927	International Speedway Corp Class A	523,118
13,015	Jack in the Box Inc	1,010,354
149,692	JetBlue Airways Corp(a)	2,404,054
43,433	KB Home	829,570
67,491	Live Nation Entertainment Inc(a)	3,323,932
19,555	Marriott Vacations Worldwide Corp	1,378,823
45,618	Michaels Cos Inc(a)	617,668
21,979	MSC Industrial Direct Co Inc Class A	1,690,625
27,410	Nu Skin Enterprises Inc Class A	1,681,055
1,658	NVR Inc(a)	4,040,529
24,500	Ollie's Bargain Outlet Holdings Inc(a)	1,629,495
9,929	Papa John's International Inc	395,273
53,467	Penn National Gaming Inc(a)	1,006,784
28,298	Polaris Industries Inc	2,169,891
19,707	Pool Corp	2,929,446
61,225	Sally Beauty Holdings Inc(a)	1,043,886
29,585	Scientific Games Corp Class A(a)(b)	528,980
18,454	Scotts Miracle-Gro Co	1,134,183
26,668	Signet Jewelers Ltd	847,242
35,119	Six Flags Entertainment Corp	1,953,670
64,535	Skechers USA Inc Class A(a)	1,477,206
23,153	Tempur Sealy International Inc(a)	958,534
33,310	Texas Roadhouse Inc	1,988,607
23,949	Thor Industries Inc	1,245,348
67,374	Toll Brothers Inc	2,218,626
51,526	Toro Co	2,879,273
72,720	Tri Pointe Group Inc(a)	794,830
23,505	Tupperware Brands Corp	742,053
35,594	Urban Outfitters Inc(a)	1,181,721
13,829	Visteon Corp(a)(b)	833,612
15,700	Watsco Inc	2,184,498
88,867	Wendy's Co(b)	1,387,214
38,338	Williams-Sonoma Inc(b)	1,934,152
32,427	World Fuel Services Corp	694,262
48,569	Wyndham Destinations Inc	1,740,713

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Cyclical — (continued)
48,515	Wyndham Hotels & Resorts Inc	$ 2,201,126
		92,105,742
Consumer, Non-Cyclical — 16.22%
33,022	Aaron's Inc	1,388,575
44,326	Acadia Healthcare Co Inc(a)(b)	1,139,621
28,442	Adtalem Global Education Inc(a)	1,345,875
26,047	ASGN Inc(a)	1,419,562
22,862	Avanos Medical Inc(a)	1,023,989
31,026	Avis Budget Group Inc(a)	697,464
9,841	Bio-Rad Laboratories Inc Class A(a)	2,285,277
18,546	Bio-Techne Corp	2,683,977
4,257	Boston Beer Co Inc Class A(a)	1,025,256
25,085	Brink's Co	1,621,745
17,934	Cantel Medical Corp	1,335,186
71,823	Catalent Inc(a)	2,239,441
23,521	Charles River Laboratories International Inc(a)	2,662,107
7,942	Chemed Corp	2,249,810
39,614	CoreLogic Inc(a)	1,323,900
21,873	Deluxe Corp	840,798
27,081	Edgewell Personal Care Co(a)	1,011,475
48,214	Encompass Health Corp	2,974,804
146,105	Exelixis Inc(a)	2,873,885
90,036	Flowers Foods Inc	1,662,965
36,084	Globus Medical Inc Class A(a)	1,561,716
2,153	Graham Holdings Co Class B	1,379,169
25,538	Haemonetics Corp(a)	2,555,077
41,353	Hain Celestial Group Inc(a)	655,859
35,268	Healthcare Services Group Inc(b)	1,417,068
25,740	HealthEquity Inc(a)	1,535,391
12,572	Helen of Troy Ltd(a)	1,649,195
32,805	Hill-Rom Holdings Inc	2,904,883
8,114	ICU Medical Inc(a)	1,863,218
34,584	Ingredion Inc	3,160,978
8,761	Inogen Inc(a)	1,087,853
18,764	Insperity Inc	1,751,807
34,962	Integra LifeSciences Holdings Corp(a)	1,576,786
9,692	Lancaster Colony Corp	1,714,127
10,398	Ligand Pharmaceuticals Inc(a)	1,411,009
23,762	LivaNova PLC(a)	2,173,510
32,233	LiveRamp Holdings Inc(a)(b)	1,245,161
39,069	Mallinckrodt PLC(a)	617,290
30,274	ManpowerGroup Inc	1,961,755
18,362	MarketAxess Holdings Inc	3,880,074
23,830	Masimo Corp(a)	2,558,627
43,047	MEDNAX Inc(a)	1,420,551
30,433	Molina Healthcare Inc(a)	3,536,923
24,647	NuVasive Inc(a)	1,221,505
42,949	Patterson Cos Inc	844,377
32,681	Post Holdings Inc(a)	2,912,858
28,574	PRA Health Sciences Inc(a)	2,627,665
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,942	Prestige Consumer Healthcare Inc(a)	$ 739,329
134,346	Sabre Corp	2,907,247
9,400	Sanderson Farms Inc	933,326
88,314	Service Corp International	3,555,522
16,958	Sotheby's (a)	673,911
60,641	Sprouts Farmers Market Inc(a)	1,425,670
41,177	STERIS PLC	4,399,762
29,179	Syneos Health Inc(a)	1,148,194
22,451	Teleflex Inc	5,803,135
43,204	Tenet Healthcare Corp(a)	740,517
8,928	Tootsie Roll Industries Inc(b)	298,195
27,783	TreeHouse Foods Inc(a)	1,408,876
21,340	United Therapeutics Corp(a)	2,323,926
19,641	Weight Watchers International Inc(a)	757,161
36,179	West Pharmaceutical Services Inc	3,546,627
21,061	WEX Inc(a)	2,949,804
		118,641,346
Energy — 4.06%
36,000	Apergy Corp(a)	974,880
104,309	Callon Petroleum Co(a)	676,965
426,056	Chesapeake Energy Corp(a)	894,718
102,261	CNX Resources Corp(a)	1,167,821
21,116	Core Laboratories NV	1,259,780
28,787	Diamond Offshore Drilling Inc(a)	271,749
17,152	Dril-Quip Inc(a)	515,074
225,193	Ensco PLC Class A(b)	801,687
124,501	EQT Corp	2,351,824
98,800	Equitrans Midstream Corp(a)	1,977,976
36,883	First Solar Inc(a)	1,565,868
48,292	Matador Resources Co(a)	749,975
83,333	McDermott International Inc(a)	544,998
79,711	Murphy Oil Corp	1,864,440
15,017	Murphy USA Inc(a)	1,150,903
52,369	NOW Inc(a)	609,575
128,781	Oasis Petroleum Inc(a)	712,159
51,606	Oceaneering International Inc(a)	624,433
105,014	Patterson-UTI Energy Inc	1,086,895
59,814	PBF Energy Inc Class A	1,954,123
111,465	QEP Resources Inc(a)	627,548
105,101	Range Resources Corp	1,005,817
61,396	Rowan Cos PLC Class A(a)(b)	515,112
52,895	SM Energy Co	818,815
293,351	Southwestern Energy Co(a)	1,000,327
250,736	Transocean Ltd(a)	1,740,108
195,460	WPX Energy Inc(a)	2,218,471
		29,682,041
Financial — 24.79%
35,752	Alexander & Baldwin Inc REIT(a)	657,122
7,248	Alleghany Corp	4,517,823

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
66,970	American Campus Communities Inc REIT	$ 2,771,888
34,500	American Financial Group Inc	3,123,285
28,810	Aspen Insurance Holdings Ltd	1,209,732
81,598	Associated Banc-Corp	1,614,824
42,751	BancorpSouth Bank	1,117,511
20,864	Bank of Hawaii Corp	1,404,564
60,624	Bank OZK	1,384,046
114,540	Brown & Brown Inc	3,156,722
45,470	Camden Property Trust REIT	4,003,634
38,637	Cathay General Bancorp	1,295,499
35,612	Chemical Financial Corp	1,303,755
82,696	CNO Financial Group Inc	1,230,516
48,969	Commerce Bancshares Inc	2,760,385
59,416	CoreCivic Inc REIT	1,059,387
17,523	CoreSite Realty Corp REIT	1,528,531
54,198	Corporate Office Properties Trust REIT	1,139,784
205,587	Cousins Properties Inc REIT	1,624,137
31,373	Cullen/Frost Bankers Inc	2,758,942
51,646	CyrusOne Inc REIT	2,731,040
79,373	Douglas Emmett Inc REIT	2,709,000
70,852	East West Bancorp Inc	3,084,188
57,063	Eaton Vance Corp	2,007,476
36,768	EPR Properties REIT	2,354,255
20,439	Evercore Inc Class A	1,462,615
45,043	Federated Investors Inc Class B	1,195,892
55,182	First American Financial Corp	2,463,324
159,208	First Horizon National Corp	2,095,177
61,774	First Industrial Realty Trust Inc REIT	1,782,798
161,526	FNB Corp	1,589,416
86,787	Fulton Financial Corp	1,343,463
239,401	Genworth Financial Inc Class A(a)	1,115,609
61,612	GEO Group Inc REIT	1,213,756
40,843	Hancock Whitney Corp	1,415,210
20,277	Hanover Insurance Group Inc	2,367,745
59,939	Healthcare Realty Trust Inc REIT	1,704,665
50,749	Highwoods Properties Inc REIT	1,963,479
77,156	Home BancShares Inc	1,260,729
80,412	Hospitality Properties Trust REIT	1,920,239
37,239	Interactive Brokers Group Inc Class A	2,035,111
26,592	International Bancshares Corp	914,765
83,361	Janus Henderson Group PLC	1,727,240
51,952	JBG SMITH Properties REIT	1,808,449
22,253	Jones Lang LaSalle Inc	2,817,230
30,004	Kemper Corp	1,991,666
49,250	Kilroy Realty Corp REIT	3,096,840
41,538	Lamar Advertising Co REIT Class A	2,873,599
40,367	Legg Mason Inc	1,029,762
3,803	Lendingtree Inc(a)(b)	835,025
72,214	Liberty Property Trust REIT	3,024,322
Shares		Fair Value
Financial — (continued)
22,779	Life Storage Inc REIT	$ 2,118,219
42,862	Mack-Cali Realty Corp REIT	839,667
41,276	MB Financial Inc	1,635,768
178,745	Medical Properties Trust Inc REIT	2,874,220
13,016	Mercury General Corp	673,057
77,748	National Retail Properties Inc REIT	3,771,555
108,099	Navient Corp	952,352
239,365	New York Community Bancorp Inc	2,252,425
139,036	Old Republic International Corp	2,859,971
97,989	Omega Healthcare Investors Inc REIT(b)	3,444,313
59,633	PacWest Bancorp	1,984,586
62,535	Pebblebrook Hotel Trust REIT	1,770,357
36,130	Pinnacle Financial Partners Inc	1,665,593
34,066	PotlatchDeltic Corp REIT	1,077,848
20,506	Primerica Inc	2,003,641
32,541	Prosperity Bancshares Inc	2,027,304
63,590	Rayonier Inc REIT	1,760,807
56,400	Realogy Holdings Corp(b)	827,952
30,663	Reinsurance Group of America Inc	4,299,873
19,685	RenaissanceRe Holdings Ltd	2,631,885
85,093	Sabra Health Care Inc REIT	1,402,333
64,445	SEI Investments Co	2,977,359
113,419	Senior Housing Properties Trust REIT	1,329,271
26,148	Signature Bank	2,688,276
213,819	SLM Corp(a)	1,776,836
107,462	Sterling Bancorp	1,774,198
35,089	Stifel Financial Corp	1,453,386
78,222	Synovus Financial Corp	2,502,322
46,983	Tanger Factory Outlet Centers Inc REIT	949,996
29,173	Taubman Centers Inc REIT	1,327,080
80,241	TCF Financial Corp	1,563,897
24,028	Texas Capital Bancshares Inc(a)	1,227,591
31,958	Trustmark Corp	908,566
21,370	UMB Financial Corp	1,302,929
108,749	Umpqua Holdings Corp	1,729,109
51,578	United Bankshares Inc	1,604,592
85,158	Uniti Group Inc REIT(a)	1,325,910
54,992	Urban Edge Properties REIT	913,967
162,876	Valley National Bancorp	1,446,339
39,514	Washington Federal Inc	1,055,419
45,081	Webster Financial Corp	2,222,042
59,516	Weingarten Realty Investors REIT	1,476,592
27,659	Wintrust Financial Corp	1,839,047
47,125	WR Berkley Corp	3,483,009
		181,347,631
Industrial — 18.32%
19,603	Acuity Brands Inc	2,253,365

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Industrial — (continued)
77,531	AECOM (a)	$ 2,054,572
32,693	AGCO Corp	1,820,019
30,576	AptarGroup Inc	2,876,284
42,588	Arrow Electronics Inc(a)	2,936,443
53,488	Avnet Inc	1,930,917
20,683	Belden Inc	863,929
43,413	Bemis Co Inc	1,992,657
29,095	Carlisle Cos Inc	2,924,629
25,759	Clean Harbors Inc(a)	1,271,207
84,117	Cognex Corp	3,252,804
11,510	Coherent Inc(a)	1,216,722
24,820	Crane Co	1,791,508
21,390	Curtiss-Wright Corp	2,184,347
63,275	Donaldson Co Inc	2,745,502
14,444	Dycom Industries Inc(a)	780,554
23,412	Eagle Materials Inc	1,428,834
28,162	EMCOR Group Inc	1,680,990
28,533	Energizer Holdings Inc	1,288,265
20,130	EnerSys	1,562,289
12,688	Esterline Technologies Corp(a)	1,540,958
18,728	GATX Corp	1,326,130
28,539	Genesee & Wyoming Inc Class A(a)	2,112,457
129,407	Gentex Corp	2,615,315
81,437	Graco Inc	3,408,138
24,071	Granite Construction Inc	969,580
12,302	Greif Inc Class A	456,527
26,957	Hubbell Inc	2,677,908
37,404	IDEX Corp	4,722,629
42,698	ITT Inc	2,061,032
70,307	Jabil Inc	1,742,911
71,560	KBR Inc	1,086,281
38,981	Kennametal Inc	1,297,288
26,321	Kirby Corp(a)	1,772,983
62,881	Knight-Swift Transportation Holdings Inc(b)	1,576,427
19,598	Landstar System Inc	1,874,941
17,677	Lennox International Inc	3,868,788
31,424	Lincoln Electric Holdings Inc	2,477,782
12,307	Littelfuse Inc	2,110,404
69,055	Louisiana-Pacific Corp	1,534,402
30,025	MasTec Inc(a)	1,217,814
95,811	MDU Resources Group Inc	2,284,134
16,682	MSA Safety Inc	1,572,612
55,532	National Instruments Corp	2,520,042
25,670	Nordson Corp	3,063,714
79,810	nVent Electric PLC	1,792,533
31,937	Old Dominion Freight Line Inc	3,943,900
35,649	Oshkosh Corp	2,185,640
76,787	Owens-Illinois Inc(a)	1,323,808
21,506	Regal Beloit Corp	1,506,495
61,690	Resideo Technologies Inc(a)	1,267,729
26,115	Ryder System Inc	1,257,437
37,580	Silgan Holdings Inc	887,640
48,672	Sonoco Products Co	2,585,943
41,945	Stericycle Inc(a)	1,538,962
20,289	SYNNEX Corp	1,640,163
18,451	Tech Data Corp(a)	1,509,476
Shares		Fair Value
Industrial — (continued)
17,609	Teledyne Technologies Inc(a)	$ 3,646,296
30,281	Terex Corp	834,847
34,052	Timken Co	1,270,821
122,704	Trimble Inc(a)	4,038,189
73,485	Trinity Industries Inc	1,513,056
20,721	Universal Display Corp(b)	1,938,864
10,555	Valmont Industries Inc	1,171,077
66,406	Vishay Intertechnology Inc	1,195,972
42,012	Wabtec Corp(b)	2,951,343
20,968	Werner Enterprises Inc	619,395
27,131	Woodward Inc	2,015,562
18,527	Worthington Industries Inc	645,481
		134,027,663
Technology — 9.28%
56,570	ACI Worldwide Inc(a)	1,565,292
82,714	Allscripts Healthcare Solutions Inc(a)	797,363
23,853	Blackbaud Inc	1,500,354
12,168	CACI International Inc Class A(a)	1,752,557
62,966	CDK Global Inc	3,014,812
30,190	Cirrus Logic Inc(a)	1,001,704
19,037	CommVault Systems Inc(a)	1,124,896
50,111	Cree Inc(a)	2,143,498
178,916	Cypress Semiconductor Corp	2,275,812
18,135	Dun & Bradstreet Corp	2,588,590
14,091	Fair Isaac Corp(a)	2,635,017
63,020	Integrated Device Technology Inc(a)	3,052,059
22,953	j2 Global Inc	1,592,479
73,121	Leidos Holdings Inc	3,854,939
36,026	Lumentum Holdings Inc(a)	1,513,452
32,392	Manhattan Associates Inc(a)	1,372,449
31,747	MAXIMUS Inc	2,066,412
29,905	Medidata Solutions Inc(a)	2,016,195
26,137	MKS Instruments Inc	1,688,712
19,304	Monolithic Power Systems Inc	2,244,090
59,270	NCR Corp(a)	1,367,952
33,594	NetScout Systems Inc(a)	793,826
67,000	Perspecta Inc	1,153,740
87,888	Pitney Bowes Inc	519,418
52,054	PTC Inc(a)	4,315,277
20,968	Science Applications International Corp	1,335,662
20,703	Silicon Laboratories Inc(a)	1,631,603
16,082	Synaptics Inc(a)	598,411
58,631	Teradata Corp(a)	2,249,085
86,249	Teradyne Inc	2,706,494
18,936	Tyler Technologies Inc(a)	3,518,687
15,251	Ultimate Software Group Inc(a)	3,734,512
26,269	Zebra Technologies Corp Class A(a)	4,182,813
		67,908,162
Utilities — 5.27%
25,235	ALLETE Inc	1,923,412

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Utilities — (continued)
87,251	Aqua America Inc	$ 2,983,112
56,945	Atmos Energy Corp	5,279,940
25,669	Black Hills Corp	1,611,500
51,862	Hawaiian Electric Industries Inc	1,899,186
24,529	IDACORP Inc	2,282,669
42,087	National Fuel Gas Co	2,154,013
44,064	New Jersey Resources Corp	2,012,403
23,876	NorthWestern Corp	1,419,189
97,390	OGE Energy Corp	3,816,714
26,200	ONE Gas Inc	2,085,520
39,579	PNM Resources Inc	1,626,301
25,991	Southwest Gas Holdings Inc	1,988,311
84,847	UGI Corp	4,526,588
40,493	Vectren Corp	2,914,686
		38,523,544
TOTAL COMMON STOCK — 98.89% (Cost $704,954,368)		$723,383,978
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.87%
$35,600,000	Federal Home Loan Bank 2.18%, 01/02/2019	35,597,874
Repurchase Agreements — 2.84%
4,940,101	Undivided interest of 10.31% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $4,940,101 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(c)	4,940,101
4,940,101	Undivided interest of 14.64% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $4,940,101 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(c)	4,940,101
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,035,407	Undivided interest of 17.17% in a repurchase agreement (principal amount/value $6,043,463 with a maturity value of $6,044,443) with Mizuho Securities (USA) LLC, 2.92%, dated 12/31/18 to be repurchased at $1,035,407 on 1/2/19 collateralized by U.S. Treasury securities, 1.88% - 2.63%, 2/29/24 - 9/9/49, with a value of $6,164,334.(c)	$ 1,035,407
4,940,101	Undivided interest of 34.19% in a repurchase agreement (principal amount/value $14,478,365 with a maturity value of $14,480,754) with Scotia Capital (USA) Inc, 2.97%, dated 12/31/18 to be repurchased at $4,940,101 on 1/2/19 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.75% - 5.00%, 11/15/23 - 5/15/58, with a value of $14,770,370.(c)	4,940,101
4,940,101	Undivided interest of 8.89% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $4,940,101 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(c)	4,940,101
		20,795,811
SHORT TERM INVESTMENTS — 7.71% (Cost $56,393,685)		$ 56,393,685
TOTAL INVESTMENTS — 106.60% (Cost $761,348,053)		$779,777,663
OTHER ASSETS & LIABILITIES, NET — (6.60)%		$ (48,272,826)
TOTAL NET ASSETS — 100.00%		$731,504,837

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2018
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	68	11,302,960	March 2019	$191,205
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $20,284,095 of securities on loan)(a)	$758,981,852
Repurchase agreements, fair value(b)	20,795,811
Cash	213,775
Cash pledged on futures contracts	3,246,349
Dividends receivable	823,055
Subscriptions receivable	945,438
Receivable for investments sold	133,481
Variation margin on futures contracts	109,762
Total Assets	785,249,523
LIABILITIES:
Payable for director fees	4,279
Payable for distribution fees	888
Payable for investments purchased	28,556,847
Payable for other accrued fees	39,209
Payable for shareholder services fees	86,017
Payable to investment adviser	121,808
Payable upon return of securities loaned	20,795,811
Redemptions payable	4,139,827
Total Liabilities	53,744,686
NET ASSETS	$731,504,837
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,942,514
Paid-in capital in excess of par	702,121,141
Total distributable earnings	21,441,182
NET ASSETS	$731,504,837
NET ASSETS BY CLASS
Investor Class	$274,729,663
Class L	$4,710,804
Institutional Class	$452,064,370
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	19,954,731
Class L	592,451
Institutional Class	58,877,953
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.77
Class L	$7.95
Institutional Class	$7.68
(a) Cost of investments	$740,552,242
(b) Cost of repurchase agreements	$20,795,811
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$280,303
Income from securities lending	290,771
Dividends	13,402,850
Foreign withholding tax	(6,702)
Total Income	13,967,222
EXPENSES:
Management fees	1,501,645
Shareholder services fees – Investor Class	1,183,796
Shareholder services fees – Class L	3,749
Audit and tax fees	28,656
Custodian fees	22,814
Director's fees	18,081
Distribution fees – Class L	2,673
Legal fees	2,762
Pricing fees	1,225
Registration fees	31,645
Shareholder report fees	4,269
Transfer agent fees	10,950
Other fees	1,391
Total Expenses	2,813,656
Less amount waived by investment adviser	15,751
Less amount waived by distributor - Class L	26
Net Expenses	2,797,879
NET INVESTMENT INCOME	11,169,343
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	70,352,444
Net realized loss on futures contracts	(3,069,114)
Net Realized Gain	67,283,330
Net change in unrealized depreciation on investments	(165,586,102)
Net change in unrealized appreciation on futures contracts	145,591
Net Change in Unrealized Depreciation	(165,440,511)
Net Realized and Unrealized Loss	(98,157,181)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,987,838)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West S&P Mid Cap 400® Index Fund	2018	2017
OPERATIONS:
Net investment income	$11,169,343	$10,281,253
Net realized gain	67,283,330	57,185,307
Net change in unrealized appreciation (depreciation)	(165,440,511)	52,649,923
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,987,838)	120,116,483
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(21,183,396)	(18,473,185) (a)
Class L	(504,072)	(25,900) (b)
Institutional Class	(63,672,699)	(48,297,126) (c)
From Net Investment Income and Net Realized Gains	(85,360,167)	(66,796,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	129,250,737	165,124,114
Class L	5,178,643	349,098
Institutional Class	126,572,378	91,814,165
Shares issued in reinvestment of distributions
Investor Class	21,183,396	18,473,185
Class L	504,072	25,900
Institutional Class	63,672,699	48,297,126
Shares redeemed
Investor Class	(164,320,002)	(191,061,605)
Class L	(257,985)	(44,477)
Institutional Class	(123,171,613)	(91,811,134)
Net Increase in Net Assets Resulting from Capital Share Transactions	58,612,325	41,166,372
Total Increase (Decrease) in Net Assets	(113,735,680)	94,486,644
NET ASSETS:
Beginning of year	845,240,517	750,753,873
End of year	$731,504,837	$845,240,517
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,638,584	10,219,232
Class L	521,857	34,642
Institutional Class	12,922,220	9,153,205
Shares issued in reinvestment of distributions
Investor Class	1,485,900	1,110,239
Class L	63,779	2,501
Institutional Class	7,962,528	4,835,584
Shares redeemed
Investor Class	(9,680,260)	(11,772,175)
Class L	(26,049)	(4,279)
Institutional Class	(11,971,803)	(8,978,198)
Net Increase	8,916,756	4,600,751
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,971,945 and net realized gains of $16,501,240. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $4,533 and net realized gains of $21,367. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $9,458,314 and net realized gains of $38,838,812. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
Class L
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (d)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (e)
Institutional Class
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	0.98%	20%
Class L
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (d)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 7, 2017.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 723,383,978	$ —	$ —	$ 723,383,978
Short Term Investments	—	56,393,685	—	56,393,685
Total investments, at fair value:	723,383,978	56,393,685	0	779,777,663
Other Financial Investments:
Futures Contracts(a)	191,205	—	—	191,205
Total Assets	$ 723,575,183	$ 56,393,685	$ 0	$ 779,968,868
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$13,906,158	$11,434,792
Long-term capital gain	71,454,009	55,361,419
	$85,360,167	$66,796,211
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$5,750
Undistributed long-term capital gains	3,093,411
Capital loss carryforwards	—
Post-October losses	(334,799)
Net unrealized appreciation	18,676,820
Tax composition of capital	$21,441,182
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(334,799)

Annual Report - December 31, 2018

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$761,292,048
Gross unrealized appreciation on investments	123,593,242
Gross unrealized depreciation on investments	(104,916,422)
Net unrealized appreciation on investments	$18,676,820
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 93 futures contracts for the reporting period.

Annual Report - December 31, 2018

Valuation of derivative investments as of December 31, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$191,205 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(3,069,114)	Net change in unrealized appreciation on futures contracts	$145,591
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$8,581	$15,751	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $199,962,504 and $217,795,683, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $20,284,095 and received collateral as reported on the Statement of Assets and Liabilities of $20,795,811 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 68% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019